Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB UNCONSTRAINED BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
AB UNCONSTRAINED BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB UNCONSTRAINED BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to generate current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 61 of this Prospectus, in Appendix C--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 126 of the Fund's Statement of Additional Information ("SAI").

		You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of U.S. and non-U.S. companies and U.S. and non-U.S. Government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative 3 years to positive 7 years, depending upon the Adviser's forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security's sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

		The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures contracts, forwards, or swaps, including those on fixed-income and equity securities and foreign currencies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  BELOW INVESTMENT GRADE SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  DURATION RISK: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  MORTGAGE-RELATED AND/OR OTHER ASSET-BACKED SECURITIES RISK: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include "extension risk", which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and "prepayment risk", which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LIQUIDITY RISK: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		IN FEBRUARY 2011, THE FUND CHANGED ITS NAME FROM ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND TO ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND (CURRENTLY NAMED AB UNCONSTRAINED BOND FUND) AND ALSO CHANGED CERTAIN OF ITS INVESTMENT POLICIES. AS A RESULT, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO FEBRUARY 2011 MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT INVESTMENT POLICIES.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information shows how the Fund's performance compares with an additional index that reflects the types of securities in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 8.57%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.62%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax Returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB UNCONSTRAINED BOND FUND, INC. | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 517
After 3 Years	rr_ExpenseExampleYear03	745
After 5 Years	rr_ExpenseExampleYear05	991
After 10 Years	rr_ExpenseExampleYear10	$ 1,695
2008	rr_AnnualReturn2008	(16.52%)
2009	rr_AnnualReturn2009	19.20%
2010	rr_AnnualReturn2010	7.38%
2011	rr_AnnualReturn2011	2.07%
2012	rr_AnnualReturn2012	9.89%
2013	rr_AnnualReturn2013	0.16%
2014	rr_AnnualReturn2014	1.49%
2015	rr_AnnualReturn2015	(0.84%)
2016	rr_AnnualReturn2016	4.27%
2017	rr_AnnualReturn2017	3.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.62%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.62%)	[4],[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.86%	[4],[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.27%	[4],[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 571
After 3 Years	rr_ExpenseExampleYear03	771
After 5 Years	rr_ExpenseExampleYear05	998
After 10 Years	rr_ExpenseExampleYear10	1,981
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	998
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,981
1 YEAR	rr_AverageAnnualReturnYear01	(0.96%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	1.03%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.16%	[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.68%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 271
After 3 Years	rr_ExpenseExampleYear03	565
After 5 Years	rr_ExpenseExampleYear05	985
After 10 Years	rr_ExpenseExampleYear10	2,155
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,155
1 YEAR	rr_AverageAnnualReturnYear01	1.95%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	1.03%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.01%	[5]
AB UNCONSTRAINED BOND FUND, INC. | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 70
After 3 Years	rr_ExpenseExampleYear03	255
After 5 Years	rr_ExpenseExampleYear05	456
After 10 Years	rr_ExpenseExampleYear10	$ 1,034
1 YEAR	rr_AverageAnnualReturnYear01	4.00%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.03%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	3.01%	[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 120
After 3 Years	rr_ExpenseExampleYear03	451
After 5 Years	rr_ExpenseExampleYear05	805
After 10 Years	rr_ExpenseExampleYear10	$ 1,804
1 YEAR	rr_AverageAnnualReturnYear01	3.52%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	1.54%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.52%	[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 96
After 3 Years	rr_ExpenseExampleYear03	360
After 5 Years	rr_ExpenseExampleYear05	643
After 10 Years	rr_ExpenseExampleYear10	$ 1,453
1 YEAR	rr_AverageAnnualReturnYear01	3.72%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	1.76%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.79%	[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 70
After 3 Years	rr_ExpenseExampleYear03	249
After 5 Years	rr_ExpenseExampleYear05	442
After 10 Years	rr_ExpenseExampleYear10	$ 1,001
1 YEAR	rr_AverageAnnualReturnYear01	4.05%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.06%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	3.04%	[5]
AB UNCONSTRAINED BOND FUND, INC. | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses: Interest and Dividend Expense, Borrowing Cost and Brokerage Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 70
After 3 Years	rr_ExpenseExampleYear03	249
After 5 Years	rr_ExpenseExampleYear05	442
After 10 Years	rr_ExpenseExampleYear10	$ 1,001
1 YEAR	rr_AverageAnnualReturnYear01	4.06%	[5],[8]
5 YEARS	rr_AverageAnnualReturnYear05	2.04%	[5],[8]
10 YEARS	rr_AverageAnnualReturnYear10	3.02%	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 04, 2014	[5],[8]
AB UNCONSTRAINED BOND FUND, INC. | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.34%)	[4],[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.05%	[4],[5]
10 YEARS	rr_AverageAnnualReturnYear10	1.18%	[4],[5]
AB UNCONSTRAINED BOND FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.35%)	[4],[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.29%	[4],[5]
10 YEARS	rr_AverageAnnualReturnYear10	1.30%	[4],[5]
AB UNCONSTRAINED BOND FUND, INC. | ICE BofA Merrill Lynch 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.86%	[5]
5 YEARS	rr_AverageAnnualReturnYear05	0.27%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	0.39%	[5]
AB UNCONSTRAINED BOND FUND, INC. | Bloomberg Barclays Global Aggregate Bond Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.04%	[5],[9]
5 YEARS	rr_AverageAnnualReturnYear05	3.06%	[5],[9]
10 YEARS	rr_AverageAnnualReturnYear10	4.16%	[5],[9]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until January 31, 2019 to the extent necessary to prevent total Fund operating expenses (excluding interest expense), on an annualized basis, from exceeding .90%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of average daily net assets, respectively, for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). The expense limitations will remain in effect until January 31, 2019 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.
[3]	If interest and dividend expense, borrowing costs and brokerage expense on securities sold short were excluded, net expenses would be as follows: CLASS A CLASS B CLASS C ADVISOR CLASS CLASS R CLASS K CLASS I CLASS Z ----- .90% 1.65% 1.65% .65% 1.15% .90% .65% .65%.
[4]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended October 31, 2017 by 0.05%.
[6]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[7]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[8]	Inception date for Class Z shares: 11/4/14. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund's Class A shares, adjusted to reflect the net expense differences between Class A and Class Z shares.
[9]	This information shows how the Fund’s performance compares with an additional index that reflects the types of securities in which the Fund invests.